TAXES ON INCOME (Reconciliation of Statutory Tax Rate to Effective Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Loss before taxes, as reported in the consolidated statements of operations	$ (10,332)	$ (22,815)	$ (2,281)
Statutory tax rate	25.00%	25.00%	24.00%
Theoretical tax expenses (income) on the above amount at the Israeli statutory tax rate	(2,583)	(5,704)	(547)
Currency differences	1,395	(713)	1,673
Tax adjustment in respect of different tax rates and "Approved Enterprise" status	3,041	(2,961)	(2,256)
Changes in valuation allowance	(17,580)	(4,567)	(12,847)
Taxes in respect of prior years	(68)	835	(513)
Stock compensation relating to options per ASC 718	364	331	292
Changes in valuation allowance related to Capital gains	(2,067)	(713)	(1,428)
Forfeiture of carry forward tax losses	16,542	2,551	8,281
Wavestream goodwill impairment		8,831	6,771
Nondeductible expenses and other differences	201	217	144
Tax benefit	$ (755)	$ (1,893)	$ (430)